Risk management and management of capital - Interest rate exposures explanatory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates, percent	(2.00%)
200 bps parallel shift in interest rates	2.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	$ (1)	$ (20)	$ (29)
200 bps parallel shift in interest rates	1	19	27
SEK | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	10	4	5
200 bps parallel shift in interest rates	(10)	(4)	(5)
EUR | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	(28)	(34)	(43)
200 bps parallel shift in interest rates	26	32	41
USD | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	10	3	5
200 bps parallel shift in interest rates	(9)	(2)	(5)
GBP | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	6	6	4
200 bps parallel shift in interest rates	(6)	(6)	(4)
Other | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
-200 bps parallel shift in interest rates	1	1	0
200 bps parallel shift in interest rates	$ (1)	$ (1)	$ 0